RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2021
Recoverable Taxes
RECOVERABLE TAXES

9.	RECOVERABLE TAXES

	2021	2020
Current
ICMS (VAT)	113	97
PIS/Pasep (a) (b)	329	311
Cofins (a) (b)	1,508	1,426
Others	19	16
	1,969	1,850
Non-current
ICMS (VAT) (b)	342	257
PIS/Pasep (a)	316	588
Cofins (a)	1,339	2,594
Others	—	3
	1,997	3,442
	3,966	5,292

a)	Pis/Pasep and Cofins taxes credits over ICMS

On May 8, 2019, the Company and its subsidiaries Cemig D and Cemig GT obtained a final unappealable ruling recognizing their right to exclude the ICMS amounts from the calculation basis of PIS/Pasep and Cofins taxes, as from five years prior to the action initial filing– that is, from July 2003.

Thus, the Company recorded the PIS/Pasep and Cofins credits corresponding to the amount of these taxes over ICMS paid from the period of July 2003 to May 2019.

A final unappealable ruling was also handed to Cemig’s wholly-owned subsidiaries Sá Carvalho, Cemig Geração Distribuída (former UTE Ipatinga S.A.), Cemig Geração Poço Fundo S.A. (previously denominated UTE Barreiro S.A.) and Horizontes Energia S.A..

The Company has two expedients to recover the tax credits: (i) offsetting amounts receivable against amounts payable of PIS/Pasep and Cofins taxes, monthly, within the five-year period specified by the relevant law of limitation; or (ii) receiving securities issued in connection with Federal Government debts (“precatórios”).

The Company, in addition of the ability of receiving the credits through ‘precatórios’ letters of credit, has begun to assess the possibility of credits administrative qualification, under which they will be able to be offset against federal taxes generated by the holding company’s activity.

On May 12, 2020, the Brazilian tax authority (Receita Federal) granted the Company’s request for approval of the credits of PIS/Pasep and Cofins taxes arising from the legal action on which final judgment occurred in 2019, subject to no further appeal. Since May 2020, Cemig D and Cemig GT are offsetting the amount receivable against amounts of federal taxes payable on a monthly basis, within the five-year statute of limitations period.

On May 13, 2021 the Brazilian Federal Supreme Court (‘STF’) ruled on the motion for clarification filed by the federal government, modulating the effects of the decision that ICMS tax (paid or payable) is not part of the base amount for calculation of the PIS, Pasep and Cofins taxes. The court ruled that only those who filed legal actions claiming this judgment on or before March 15, 2017 (date on which the argument was established) should have the right to reimbursement of the tax unduly paid, excluding legal and administrative actions filed after that date and before the date on which the judgment was given. Thus the changes made by the Supreme Court in the effects of the judgment do not affect the credits recognized by the Company. Further, the new ruling decided that the amounts of ICMS tax to be excluded from the basis for calculation of PIS/Pasep and Cofins taxes should be the ICMS tax stated on invoices this is in agreement with the criterion adopted by the Company for the actions which there is no further appeal. The Company recognized an increase of R$18 in the PIS/Pasep and Cofins recoverable amount, referring to the periods in which the Company excluded the ICMS tax paid from these taxes basis of calculation, instead of the ICMS tax stated on invoices.

Based on the opinion of its legal advisors, the Company believes that a portion of the tax credits to be received by Cemig D should be reimbursed to its customers, considering a maximum period for calculation of the reimbursement of 10 years. Thus, Cemig D has also recorded a liability corresponding to the total amount of the tax credits comprising the period of the last 10 years, from June 2009 to May 2019, net of PIS/Pasep and Cofins taxes over monetary updating.

Considering the modulation of effects derived from STF, the subsidiary Gasmig recognized, in the second quarter of 2021, the PIS/Pasep and Cofins taxes credits totaling R$220, updated at December 31, 2021 is R$225. In the absence of a final judgment by the courts, Gasmig recorded a liability corresponding to the amounts to be reimbursed to its customers considering a 10-year period, from the date of the year end period.

For more information about the amounts to be refunded by Cemig D and Gasmig to customers, see Note 21.

The Company carries current asset and non-current asset in the amounts of R$1,826 and R$1,651, respectively, corresponding to the tax credits of PIS/Pasep and Cofins over ICMS, with updating by the Selic rate to the date of their actual offsetting.

In 2021, credits of PIS/Pasep and Cofins taxes were offset against payable federal taxes in the amount of R$1,786 (R$1,275 on 2020).

b)	Other recoverable taxes

The ICMS (VAT) credits, reported in non-current assets, arise mainly from acquisitions of property, plant and equipment, and intangible assets, and can be offset against taxes payable in the next 48 months. The transfer to non-current is made in accordance with management’s best estimate of the amounts which will likely be realized in 12 months after these financial statements reporting date.

Credits of PIS/Pasep and Cofins generated by the acquisition of machinery and equipment can be offset immediately.